Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2019
Other provisions, contingent liabilities and contingent assets [Abstract]
Future Commitments Including Minimum Royalty Payments Due in the Next Five Years	Future commitments including minimum royalty payments due in the next five years are as follows:

$
2020	261,006
2021	28,931
2022	29,565
2023	30,163
2024	30,804
Thereafter	99,683
480,152